Stock-Based Compensation - Summary Of Performance Shares Activity (Details) - Performance stock units - $ / shares	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at Beginning of Period (in shares)	0
Target Shares Granted (in shares)	169,635
Target Shares Vested (in shares)	0
Target Shares Forfeited (in shares)	0
Outstanding at End of Period (in shares)	169,635
2017
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at Beginning of Period (in shares)	0
Target Shares Granted (in shares)	169,635
Target Shares Vested (in shares)	0
Target Shares Forfeited (in shares)	0
Outstanding at End of Period (in shares)	169,635
Weighted Average Grant Date Fair Value per Share (in dollars per share)		$ 10.73